Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - CAD / $	Dec. 31, 2016	Oct. 14, 2016	Oct. 13, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Foreign exchange rate (CAD per USD)	1.34	1.32	1.32	1.38
Weighted Average
Schedule of Equity Method Investments [Line Items]
Foreign exchange rate (CAD per USD)	1.33			1.28